INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

As of December 31, 2011 and 2012, the Company had the following balances of amortizable intangible assets:

	As of December 31,
	2011	2012
Cost:
Customer relationships	$11,132	$10,682
Patents	484	359
Trade names	3,983	3,429
Non-compete agreements	1,390	535
Software	6,779	7,768

Total	$23,768	$22,773

Accumulated amortization:
Customer relationships	(8,182)	(9,443)
Patents	(17)	(96)
Trade names	(30)	(185)
Non-compete agreements	(56)	(315)
Software	(4,915)	(5,466)

Total	$(13,200)	$(15,505)

Intangible assets, net	$10,568	$7,268

The Company recorded amortization expense of $3.3 million, $2.1 million and $2.5 million for the years ended December 31, 2010, 2011 and 2012, respectively.

Impairment charges for intangible assets of $0, $0 and $1.8 million were recorded for the years ended December 31, 2010, 2011 and 2012, respectively.

The following table presents the total estimated amortization expense for intangible assets for future years:

Year	Total
2013	866
2014	771
2015	725
2016	684
2017	592
Thereafter	3,630

Total	7,268